Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Components of the deferred tax assets
Net operating loss	$ 21,000,000	$ 19,000,000
Less: valuation allowance	(21,000,000)	(19,000,000)
Net deferred tax assets